Annual Total Returns - Fidelity® MSCI Utilities Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Utilities Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Utilities Index ETF-Default
Bar Chart Table:
Annual Return 2014	26.83%
Annual Return 2015	(4.80%)
Annual Return 2016	17.42%
Annual Return 2017	12.33%
Annual Return 2018	4.40%
Annual Return 2019	24.92%